Net cash flow from operating activities	12 Months Ended
Dec. 31, 2018
Disclosure Of Net Cash Flow From Operating Activities [abstract]
Net cash flow from operating activities

32 Net cash flow from operating activities

The table below shows a detailed overview of the net cash flow from operating activities.

Cash flows from operating activities
in EUR million		2018	2017	2016
Cash flows from operating activities
Result before tax		6,986	8,085	6,753
Adjusted for:	- Depreciation and amortisation	520	520	536
	- Addition to loan loss provisions	656	676	974
	- Other	–1,763	703	1,084
Taxation paid		–1,602	–1,691	–1,603
Changes in:	– Loans and advances to banks, not available on demand	–777	–3,126	–1,162
	– Deposits from banks, not payable on demand	566	6,320	–342
	Net change in loans and advances to/ from banks, not available/ payable on demand	–211	3,194	–1,504
	– Trading assets	16,928	–1,612	16,956
	– Trading liabilities	–7,018	–9,575	–5,634
	Net change in Trading assets and Trading liabilities	9,910	–11,187	11,322
	Loans and advances to customers	–31,356	–21,390	–29,656
	Customer deposits	19,709	18,291	23,493
	– Non–trading derivatives	–215	–2,239	1,812
	– Assets designated at fair value through profit or loss	–725	441	–3,401
	– Assets mandatorily at fair value through profit or loss	–6,968	n/a	n/a
	– Other assets	684	–430	–915
	– Other financial liabilities at fair value through profit or loss	10,522	–565	–432
	– Provisions and other liabilities	769	339	90
	Other	4,067	–2,454	–2,846
Net cash flow from/(used in) operating activities		6,915	–5,253	8,553